Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 16,225.4	$ 244.9	₨ 15,339.0
Software and systems	17,785.6	268.5	16,123.2
Equipment and furniture	55,013.0	830.4	49,270.1
Property and equipment, at cost	89,024.0	1,343.8	80,732.3
Less: Accumulated depreciation	53,344.3	805.2	47,376.4
Property and equipment, net	₨ 35,679.7	$ 538.6	₨ 33,355.9